EARNINGS PER SHARE - Narrative (Detail)		3 Months Ended	9 Months Ended
	Apr. 24, 2018 $ / shares shares	Sep. 30, 2018 $ / shares shares	Sep. 30, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares
Earnings Per Share [Abstract]
common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, par value | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stock split ratio	459.4752645
Antidilutive securities (in shares)		3,800,000	3,800,000